UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	08/02/2011

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     9638   101611 SH       Sole                   101611
APACHE CORP                    COM              037411105    18183   147364 SH       Sole                   147364
BARRICK GOLD CORP              COM              067901108    24831   548271 SH       Sole                   548271
BHP BILLITON LTD SPONSORED ADR COM              088606108    19626   207398 SH       Sole                   207398
C.H. ROBINSON WORLDWIDE INC    COM              12541W209    18873   239385 SH       Sole                   239385
CANADIAN NATL RY CO COM        COM              136375102     2481    31050 SH       Sole                    31050
CATERPILLAR INC                COM              149123101      423     3974 SH       Sole                     3974
CHEVRONTEXACO CORP             COM              166764100     6140    59702 SH       Sole                    59702
CHURCH & DWIGHT INC COM        COM              171340102     5933   146340 SH       Sole                   146340
CISCO SYSTEMS INC              COM              17275R102     1037    66449 SH       Sole                    66449
COMMONWEALTH BK AUST SPONSORED COM              202712600     4306    78714 SH       Sole                    78714
CONOCOPHILLIPS                 COM              20825C104    18655   248111 SH       Sole                   248111
COPART INC COM                 COM              217204106     6384   137000 SH       Sole                   137000
DENTSPLY INTL INC NEW          COM              249030107     4095   107546 SH       Sole                   107546
ECOLAB INC COM                 COM              278865100     5234    92826 SH       Sole                    92826
EMERSON ELECTRIC CO            COM              291011104     7348   130633 SH       Sole                   130633
EXPRESS SCRIPTS                COM              302182100     8160   151163 SH       Sole                   151163
EXXON  MOBIL CORP              COM              30231G102      322     3961 SH       Sole                     3961
FLIR SYSTEMS INC               COM              302445101     5180   153664 SH       Sole                   153664
FLUOR CORP NEW COM             COM              343412102      792    12250 SH       Sole                    12250
GEN-PROBE INC NEW COM          COM              36866T103     5424    78438 SH       Sole                    78438
GENTEX CORP                    COM              371901109    25308   837177 SH       Sole                   837177
HARRIS CORP                    COM              413875105     5236   116203 SH       Sole                   116203
HOLOGIC INC COM                COM              436440101     2091   103672 SH       Sole                   103672
IMMUCOR INC                    COM              452526106      285    13965 SH       Sole                    13965
INTUITIVE SURGICAL INC         COM              46120E602    13086    35167 SH       Sole                    35167
JOHNSON & JOHNSON              COM              478160104     6058    91076 SH       Sole                    91076
JOHNSON CONTROLS               COM              478366107     4126    99037 SH       Sole                    99037
K12 INC COM                    COM              48273U102     1167    35208 SH       Sole                    35208
LKQ CORP COM                   COM              501889208     4351   166762 SH       Sole                   166762
MEDTRONIC INC                  COM              585055106     5588   145040 SH       Sole                   145040
MICROSOFT CORP                 COM              594918104     6738   259164 SH       Sole                   259164
MONSANTO CO NEW                COM              61166W101     4452    61368 SH       Sole                    61368
NEWMONT MINING CORP            COM              651639106    17402   322439 SH       Sole                   322439
NORTHERN TRUST CORP            COM              665859104      207     4500 SH       Sole                     4500
NOVARTIS AG-ADR                COM              66987V109     3620    59238 SH       Sole                    59238
NUVASIVE INC                   COM              670704105      314     9550 SH       Sole                     9550
PAYCHEX INC                    COM              704326107     4495   146320 SH       Sole                   146320
PEPSICO INC                    COM              713448108     5627    79897 SH       Sole                    79897
PERRIGO CO                     COM              714290103     6734    76635 SH       Sole                    76635
PROCTER & GAMBLE CO            COM              742718109     7572   119115 SH       Sole                   119115
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RAYONIER INC COM               COM              754907103     1568    24000 SH       Sole                    24000
RESMED INC COM                 COM              761152107     4571   147704 SH       Sole                   147704
ROBERT HALF INTL INC           COM              770323103      565    20915 SH       Sole                    20915
ROYAL BK CDA MONTREAL COM      COM              780087102     3523    61774 SH       Sole                    61774
SOUTHWESTERN ENERGY CO COM     COM              845467109     6296   146837 SH       Sole                   146837
ST JUDE MEDICAL INC            COM              790849103      381     8000 SH       Sole                     8000
STERICYCLE INC COM             COM              858912108     4821    54090 SH       Sole                    54090
STRYKER CORP                   COM              863667101    10792   183883 SH       Sole                   183883
TELEFLEX INC                   COM              879369106     3907    63980 SH       Sole                    63980
TEVA PHARMACEUTCL INDS ADR     COM              881624209     4465    92590 SH       Sole                    92590
TITAN MEDICAL INC              COM              88830X108       14    10000 SH       Sole                    10000
VALMONT INDS INC COM           COM              920253101     2738    28401 SH       Sole                    28401
VARIAN MED SYS INC COM         COM              92220p105    13259   189361 SH       Sole                   189361
WOODWARD INC                   COM              980745103     5907   169450 SH       Sole                   169450
SPDR GOLD TRUST                                 78463V107     2432    16655 SH       Sole                    16655

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	57

Form 13F Information Value Total:	362762 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE